UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21515

TS&W/Claymore Tax-Advantaged Balanced Fund

(Exact name of registrant as specified in charter)

2455 Corporate West Drive Lisle, IL 60532

(Address of principal executive offices) (Zip code)

Nicholas Dalmaso, Chief Legal and Executive Officer

TS&W/Claymore Tax-Advantaged Balanced Fund

2455 Corporate West Drive

Lisle, IL 60532

(Name and address of agent for service)

Registrant’s telephone number, including area code: (630) 505-3700

Date of fiscal year end: December 31

Date of reporting period: September 30, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Attached hereto.

TS&W/CLAYMORE TAX-ADVANTAGED BALANCED FUND

Portfolio of Investments

September 30, 2005 (unaudited)

Principal Amount		Optional Call Provisions	Value
	Long-Term Municipal Bonds — 81.4%
	Arizona — 3.4%
$3,300,000	Maricopa County Industrial Development Authority Health Facilities Revenue, Catholic HealthCare West-A, A-, A3
	5.375%, 7/1/2023	7/1/14 @ 100	$3,467,772
4,500,000	Maricopa County Pollution Control Corp., Pollution Control Revenue Reference Public Service Co-A-RMK, BBB, Baa2
	5.750%, 11/1/2022	5/1/06 @ 101	4,583,430

			8,051,202

	California — 16.1%
5,000,000	California Health Facilities Financing Authority Revenue Cedars-Sinai Medical Center, Series 2005, NR, A3
	5.000%, 11/15/2034	11/15/15 @ 100	5,088,800
3,500,000	California State Public Works Board Various University California Projects, Series 2005 D, AA-, Aa2
	5.000%, 5/1/2030	5/1/15 @ 100	3,643,220
6,000,000	California Statewide Communities Development Authority Revenue Bentley School, NR, NR
	6.750%, 7/1/2032	7/1/10 @ 103	6,479,940
2,250,000	California Statewide Communities Development Authority Revenue Sub-Wildwood Elementary School, NR, NR
	7.000%, 11/1/2029	11/1/09 @ 102	2,420,775
1,080,000	Eastern California Municipal Water District Community Facilities, Special Tax Improvement Area 2-Sheffield/Rancho, NR, NR
	5.875%, 9/1/2034	3/1/06 @ 102	1,103,933
2,555,000	Lincoln Improvement Board Act 1915 Public Finance Authority - Twelve Bridges, NR, NR
	6.200%, 9/2/2025	9/2/09 @ 102	2,688,192
	Murrieta Valley Unified School District, Special Tax Community Facilities District No. 2000-2, NR, NR
1,625,000	6.300%, 9/1/2024	3/1/12 @ 101	1,766,830
2,505,000	6.375%, 9/1/2032	3/1/12 @ 101	2,698,837
1,000,000	Orange County Community Facilities District, Special Tax No. 03-1-Ladera Ranch, Series A, NR, NR
	5.625%, 8/15/2034	8/15/12 @ 101	1,025,810
1,800,000	Palm Springs Community Redevelopment Agency Tax Allocation Refunding Merged Production No. 1, Series A, A-, NR
	5.500%, 9/1/2034	9/1/14 @ 100	1,880,514
4,000,000	Palm Springs Financing Authority Lease Revenue Convention Center Expansion Project, 2004 Series A, MBIA Insured, AAA, Aaa
	5.500%, 11/1/2035	11/1/14 @ 102	4,434,480
915,000	Poway Community Facilities District Number 10-Area-E, NR, NR
	5.750%, 9/1/2032	9/1/08 @ 102	931,946
1,350,000	Poway Unified School District, Special Tax Community Facilities District Number 6-Area-A, NR, NR
	6.125%, 9/1/2033	9/1/10 @ 102	1,412,505
820,000	Snowline California Joint Unified School District Community Facility Special Tax, No. 2002-1, Series A, NR, NR
	5.400%, 9/1/2034	3/1/06 @ 103	830,381
1,870,000	William S. Hart Joint School Financing Authority CFD’s No’s 90-1, 99-1 & 2000-1 Series 2004, BBB+, NR
	5.625%, 9/1/2034	9/1/12 @ 100	1,949,232

			38,355,395

	Colorado — 2.0%
1,355,000	Denver Health & Hospital Authority Health Care Revenue Series 1998 A, ACA Insured, A, NR
	5.375%, 12/1/2028	12/1/08 @ 101	1,391,748
	Denver Health & Hospital Authority Health Care Revenue Series 2004 A, BBB, Baa3
1,000,000	6.000%, 12/1/2031	12/1/11 @ 100	1,061,160
2,000,000	6.250%, 12/1/2033	12/1/14 @ 100	2,209,800

			4,662,708

	Delaware — 0.2%
500,000	Delaware Health Facilities Authority Beebe Medical Center Project, Series 2004 A, BBB+, Baa1
	5.500%, 6/1/2024	6/1/14 @ 100	529,275

	Florida — 2.4%
5,450,000	Saint Johns County Industrial Development Authority First Mortgage Revenue Presbyterian Retirement, Series A, NR, NR
	5.625%, 8/1/2034	8/1/14 @ 101	5,779,997

	Georgia — 5.5%
3,000,000	Chatham County Hospital Authority Memorial Health University Medical Center, Series 2004 A, A-, A3
	5.500%, 1/1/2034	1/1/14 @ 100	3,143,550
	Milledgeville and Baldwin County Development Authority Georgia College & State University Foundation Property III, LLC Student Housing System, BBB, NR
2,500,000	5.625%, 9/1/2030	9/1/14 @ 101	2,619,950
1,000,000	6.000%, 9/1/2033	9/1/14 @ 101	1,073,160
	Richmond County Development Authority ASU Jaguar Student Housing I LLC, Series 2004 A, NR, A3
2,865,000	5.250%, 2/1/2030	2/1/14 @ 100	2,938,659
3,350,000	5.250%, 2/1/2035	2/1/14 @ 100	3,437,301

			13,212,620

	Illinois — 0.8%
2,000,000	Metropolitan Pier and Exposition Authority McCormick Place Expansion Project, Series 2004 A, AA-, A1
	5.500%, 6/15/2027	6/15/06 @ 100	2,010,860

	Kansas — 1.1%
2,500,000	Burlington Pollution Control Revenue Kansas Gas and Electric Co. Project, Series 2004 A, MBIA Insured, AAA, Aaa
	5.300%, 6/1/2031	6/1/14 @ 100	2,675,825

	Massachusetts — 1.8%
930,000	Massachusetts Development Finance Agency Revenue Hampshire College, BBB, Baa2
	5.625%, 10/1/2024	10/1/14 @ 100	975,161
	Massachusetts Development Finance Agency Revenue Evergreen Center, BBB-, NR
1,505,000	5.500%, 1/1/2020	1/1/15@ 100	1,551,083
1,820,000	5.500%, 1/1/2035	1/1/15@ 100	1,825,715

			4,351,959

	Michigan — 1.6%
	Michigan State Hospital Finance Authority Revenue Reference Presbyterian Village, NR, NR
1,250,000	5.250%, 11/15/2025	5/15/15 @ 100	1,242,237
2,500,000	5.500%, 11/15/2035	5/15/15 @ 100	2,513,000

			3,755,237

	Minnesota — 1.6%
3,650,000	Duluth Economic Development Authority Benedictine Health System, Saint Mary’s Duluth Clinic Health System, Series 2004, A-, NR
	5.250%, 2/15/2028	2/15/14 @ 100	3,787,459

	Missouri — 6.0%
4,690,000	Cole County Industrial Development Authority Senior Living Facilities Revenue Lutheran Senior Services Heisinger Project, NR, NR
	5.500%, 2/1/2035	2/1/14 @ 100	4,888,481
6,000,000	Missouri Development Finance Board Branson Landing Project, Series 2004 A, BBB+, Baa1
	5.625%, 12/1/2028	6/1/14 @ 100	6,338,520
3,000,000	Missouri State Health & Educational Facilities Authority Revenue Senior Living Facilities Revenue Lutheran Senior, Series A, NR, NR
	5.375%, 2/1/2035	2/1/15 @ 100	3,107,820

			14,334,821

	Nevada — 1.4%
3,160,000	Clark County Airport Revenue, Series A, AMBAC Insured, AAA, Aaa
	5.000%, 7/1/2040	7/1/15 @ 100	3,268,262

	New Jersey — 14.0%
6,400,000	Camden County Improvement Authority Cooper Health System, Series 2004 A, BBB, Baa3
	5.750%, 2/15/2034	8/15/14 @ 100	6,730,432
	New Jersey Economic Development Authority Revenue Cigarette Tax, BBB, Baa2
1,850,000	5.750%, 6/15/2029	6/15/14 @ 100	1,966,975
1,000,000	5.500%, 6/15/2031	6/15/14 @ 100	1,040,600
5,000,000	5.750%, 6/15/2034	6/15/14 @ 100	5,290,650
3,000,000	New Jersey Economic Development Authority Revenue School Facilities Construction, 2005 Series O, AA-, A1
	5.125%, 3/1/2030	3/1/15 @ 100	3,149,610
3,000,000	New Jersey Educational Facilities Authority Fairleigh Dickinson University, Series 2002 D, NR, NR
	6.000%, 7/1/2025	7/1/13 @ 100	3,230,520
1,450,000	New Jersey Educational Facilities Authority Stevens Institute of Technology, Series 2004 B, BBB+, Baa2
	5.375%, 7/1/2034	7/1/14 @ 100	1,514,699
	New Jersey Health Care Facilities Financing Authority Greystone Park Psychiatric Hospital, Series 2005, AMBAC Insured, AAA, Aaa
4,165,000	5.000%, 9/15/2027	9/15/15 @ 100	4,364,670
3,835,000	5.000%, 9/15/2028	9/15/15 @ 100	4,009,416
2,000,000	New Jersey Health Care Facilities Financing Authority Revenue Saint Elizabeth Hospital Obligated Group, BBB-, Baa3
	6.000%, 7/1/2020	7/1/07 @ 102	2,086,860

			33,384,432

	New York — 2.2%
5,000,000	New York, New York, Fiscal 2006 Series F Sub-Series F-1, A+, A1
	5.000%, 9/1/2024	9/1/15 @ 100	5,222,500

	Ohio — 4.2%
4,560,000	Akron Bath Copley Joint Township Hospital District Revenue Hospital Facilities-Summa Health Systems, Series A, RADIAN Insured, NR, Aa3
	5.500%, 11/15/2034	11/15/14 @ 100	4,863,833
5,000,000	Toledo-Lucas County Port Authority Special Assessment Revenue Crocker Park Public Improvement Project Series 2003, NR, NR
	5.375%, 12/1/2035	12/1/13 @ 102	5,237,050

			10,100,883

	Pennsylvania — 3.9%
3,750,000	Pennsylvania Higher Educational Facilities Authority Widener University Series 2003, BBB+, NR
	5.375%, 7/15/2029	7/15/13 @ 100	3,930,712
5,000,000	Sayre Health Care Facilities Authority Guthrie Health, Series 2002 A, A-, NR
	5.875%, 12/1/2031	12/1/11 @ 101	5,361,150

			9,291,862

	Puerto Rico — 2.4%
5,000,000	Puerto Rico Highways and Transportation Authority, Transportation Revenue Series L, MBIA Insured, AAA, Aaa
	5.250%, 7/1/2035	—	5,728,300

	Rhode Island — 3.0%
	Rhode Island State Health & Educational Building Corp. Revenue Hospital Financing Lifespan Obligated Group, BBB+, Baa1
3,500,000	6.375%, 8/15/2021	8/15/12 @ 100	3,873,240
3,000,000	6.500%, 8/15/2032	8/15/12 @ 100	3,310,200

			7,183,440

	South Carolina — 2.8%
	Lexington County Health Services District, Inc. Hospital Revenue Lexington Medical Center, Series 2004, A, A2
1,430,000	5.500%, 5/1/2032	5/1/14 @ 100	1,498,669
5,000,000	5.500%, 5/1/2037	5/1/14 @ 100	5,244,750

			6,743,419

	Texas — 3.0%
6,780,000	Richardson Hospital Authority Hospital Refinance & Improvement Richardson Regional, BBB, Baa2
	6.000%, 12/1/2034	12/1/13 @ 100	7,236,633

	Wisconsin — 2.0%
3,350,000	Wisconsin State Health & Educational Facilities Authority Revenue Aurora Health Care, Series A, BBB+, NR
	5.600%, 2/15/2029	2/15/09 @ 101	3,437,937
	Wisconsin State Health & Educational Facilities Authority Revenue Blood Center Southeastern Project, BBB+, NR
500,000	5.500%, 6/1/2024	6/1/14 @ 100	525,635
750,000	5.750%, 6/1/2034	6/1/14 @ 100	794,970

			4,758,542

	Total Long-Term Municipal Bonds
	(Cost $186,740,371)		194,425,631

Number of Shares			Value
	Common Stocks — 57.8%
	Banking and Finance — 15.4%
20,000	Australia and New Zealand Banking Group Ltd. ADR (Australia)		1,834,200
100,000	Bank of America Corp.		4,210,000
50,000	BB&T Corp.		1,952,500
100,000	Citigroup, Inc.		4,552,000
25,000	HSBC Holdings PLC ADR (United Kingdom)		2,030,750
70,000	ING Groep NV ADR (Netherlands)		2,085,300
61,500	Merrill Lynch & Co., Inc.		3,773,025
100,000	National City Corp.		3,344,000
150,000	New York Community Bancorp, Inc.		2,460,000
40,000	PNC Financial Services Group		2,320,800
100,000	U.S. Bancorp		2,808,000
50,000	Wachovia Corp.		2,379,500
75,000	Washington Mutual, Inc.		2,941,500

			36,691,575

	Beverages, Food and Tobacco — 3.6%
60,000	Altria Group, Inc.		4,422,600
35,000	Nestle SA ADR (Switzerland)		2,572,230
90,000	Sara Lee Corp.		1,705,500

			8,700,330

	Building and Building Products — 0.7%
55,000	Masco Corp.		1,687,400

	Business Equipment and Services — 0.9%
50,000	Pitney Bowes, Inc.		2,087,000

	Chemicals — 1.6%
65,000	PPG Industries, Inc.		3,847,350

	Computers — 0.6%
50,000	Hewlett-Packard Co.		1,460,000

	Computers — Software and Peripherals — 0.5%
50,000	Microsoft Corp.		1,286,500

	Conglomerates — 1.4%
100,000	General Electric Co.		3,367,000

	Entertainment — 1.0%
115,000	Regal Entertainment Group, Class A		2,304,600

	Forest Products & Paper — 1.4%
85,000	Plum Creek Timber Co., Inc.		3,222,350

	Household and Personal Care Products — 2.2%
47,500	Kimberly-Clark Corp.		2,827,675
106,500	Newell Rubbermaid, Inc.		2,412,225

			5,239,900

	Industrial & Agricultural Machinery — 0.6%
25,000	Deere & Co.		1,530,000

	Insurance — 2.1%
47,500	Allstate Corp. (The)		2,626,275
55,000	St. Paul Travelers Cos., Inc. (The)		2,467,850

			5,094,125

	Iron/Steel — 1.3%
52,500	Nucor Corp.		3,096,975

	Metals and Mining — 1.6%
30,000	Phelps Dodge Corp.		3,897,900

	Oil and Gas — 9.3%
65,000	BP PLC ADR (United Kingdom)		4,605,250
70,000	ChevronTexaco Corp.		4,531,100
80,000	KeySpan Corp.		2,942,400
45,000	Marathon Oil Corp.		3,101,850
51,719	Royal Dutch Shell PLC, Class B ADR (United Kingdom)		3,561,888
25,000	Total SA ADR (France)		3,395,500

			22,137,988

	Pharmaceuticals — 3.5%
60,000	Abbott Laboratories		2,544,000
135,000	Bristol-Myers Squibb Co.		3,248,100
50,000	GlaxoSmithKline PLC ADR (United Kingdom)		2,564,000

			8,356,100

	Telecommunications — 5.2%
70,000	BCE, Inc. (Canada)		1,920,800
56,300	BT Group PLC ADR (United Kingdom)		2,231,732
175,000	SBC Communications, Inc.		4,194,750
40,000	Telefonaktiebolaget LM Ericsson ADR (Sweden)		1,473,600
80,000	Verizon Communications, Inc.		2,615,200

			12,436,082

	Transportation — 0.7%
25,000	United Parcel Service, Inc., Class B		1,728,250

	Utilities — Gas and Electric — 2.9%
55,000	DTE Energy Co.		2,522,300
40,000	FirstEnergy Corp.		2,084,800
50,000	Progress Energy, Inc.		2,237,500

			6,844,600

	Waste Management — 1.3%
110,000	Waste Management, Inc.		3,147,100

	Total Common Stocks
	(Cost $130,334,139)		138,163,125

Principal Amount		Optional Call Provisions	Value
	Corporate Bonds — 9.7%
	Aerospace/Defense — 0.4%
$1,000,000	DRS Technologies, Inc., B, B2
	6.875%, 11/1/2013	11/1/08 @ 103.44	965,000

	Automotive — 0.4%
1,000,000	Navistar International, BB-, Ba3
	7.500%, 6/15/2011	6/15/08 @ 103.75	1,010,000

	Banking and Finance — 1.3%
1,250,000	E*Trade Financial Corp., B+, B1
	8.000%, 6/15/2011	6/15/08 @ 104	1,290,625
1,000,000	General Motors Acceptance Corp., BB, Ba1
	6.875%, 9/15/2011	—	909,613
1,000,000	Presidential Life Corp., B-, B2
	7.875%, 2/15/2009	—	995,000

			3,195,238

	Building and Building Products — 0.6%
1,000,000	K Hovnanian Enterprises, BB, Ba1
	6.500%, 1/15/2014	—	962,303
500,000	Technical Olympic USA, Inc. B+, Ba3
	9.000%, 7/1/2010	7/1/06 @ 104.5	517,500

			1,479,803

	Coal — 0.4%
1,000,000	Massey Energy Co., BB, Ba3
	6.625%, 11/15/2010	11/15/07 @ 103.31	1,020,000

	Entertainment — 0.4%
900,000	Scientific Games Corp., B+, B1
	6.250%, 12/15/2012	12/15/08 @ 103.13	895,500

	Food — 0.4%
1,000,000	Smithfield Foods, Inc., BB, Ba2
	7.000%, 8/1/2011	—	1,020,000

	Forest Products & Paper — 0.6%
400,000	Boise Cascade LLC, B+, B2
	7.125%, 10/15/2014	10/15/09 @ 103.56	379,000
1,100,000	Stone Container Finance (Canada), B, B2
	7.375%, 7/15/2014	7/15/09 @ 103.69	979,000

			1,358,000

	Health and Medical Facilities — 1.0%
1,100,000	Community Health Systems, Inc., B, B3
	6.500%, 12/15/2012	12/15/08 @ 103.25	1,102,750
1,325,000	Triad Hospitals, Inc., BB-, B2
	7.000%, 5/15/2012	5/15/08 @ 103.5	1,361,438

			2,464,188

	Home Furnishings — 0.4%
1,000,000	Sealy Mattress Co., B-, B3
	8.250%, 6/15/2014	6/15/09 @ 104.13	1,005,000

	Iron/Steel — 0.5%
1,125,000	AK Steel Corp., B+, B1
	7.875%, 2/15/2009	11/30/05 @ 102.65	1,091,250

	Office Equipment & Supplies — 0.4%
1,000,000	Xerox Capital Trust I, B-, Ba3
	8.000%, 2/1/2027	2/1/07 @ 102.45	1,037,500

	Oil and Gas — 1.1%
500,000	Chesapeake Energy Corp., BB, Ba2 (a)
	6.500%, 8/15/2017	—	508,750
1,000,000	Giant Industries, Inc., B-, B3
	8.000%, 5/15/2014	5/15/09 @ 104	1,045,000
1,000,000	Stone Energy Corp., B, B3
	6.750%, 12/15/2014	12/15/09 @ 103.38	982,500

			2,536,250

	Real Estate Investment Trusts — Hotels — 0.4%
850,000	Host Marriott LP, B+, Ba2
	6.375%, 3/15/2015	3/15/10 @ 103.19	824,500

	Retail – Apparel and Shoes — 0.5%
1,000,000	Foot Locker, Inc., BB+, Ba2
	8.500%, 1/15/2022	—	1,087,500

	Telecommunications — 0.4%
1,000,000	Nextel Communications, Inc., A-, Baa2
	6.875%, 10/31/2013	10/31/08 @ 103.44	1,061,453

	Transportation — 0.5%
1,000,000	General Maritime Corp. (Marshall Island), B+, B2
	10.000%, 3/15/2013	3/15/08 @ 105	1,100,000

	Total Corporate Bonds
	(Cost $23,134,037)		23,151,182

Number of Shares			Value
	Preferred Stocks — 2.7%
	Real Estate Investment Trusts — 2.5%
20,000	Brandywine Realty Trust, Series C, 7.500%, NR, NR		507,000
20,000	CBL & Associates Properties, Series C, 7.750%, NR, NR		515,400
25,000	CBL & Associates Properties, Series D, 7.375%, NR, NR		632,000
9,000	Capital Automotive REIT, Series A, 7.500%, BB+, Ba1		200,700
20,000	CarrAmerica Realty Corp., Series E, 7.500%, BBB-, Baa3		517,400
20,000	Developers Diversified Realty, 8.600%, BBB-, Ba1		518,000
5,461	Glenborough Realty Trust, Inc., Series A, 7.750%, NR, Ba3		138,573
20,000	Health Care REIT, Inc., Series D, 7.875%, BB+, Ba1		519,376
10,000	iStar Financial, Inc., Series I, 7.500%, BB, Ba2		253,200
5,000	PS Business Parks, Inc., Series H, 7.000%, BBB-, Ba1		124,250
20,000	Realty Income Corp., Series D, 7.375%, BBB-, Baa3		526,800
18,500	Regency Centers Corp., 7.250%, BBB-, Baa3		468,975
20,000	The Mills Corp., Series G, 7.875%, NR, NR		514,000
25,000	Vornado Realty Trust, Series E, 7.000%, BBB-, Baa3		635,250

			6,070,924

	Pipelines — 0.2%
15,000	Dominion Consolidated Natural Gas Capital Trust I, 7.800%, BBB-, Baa1	389,550

	Total Preferred Stocks
	(Cost $6,339,684)	6,460,474

	Investment Companies — 0.1%
5,000	AEW Real Estate Income Fund	94,850
5,000	Neuberger Berman Real Estate Income Fund, Inc.	111,850
7,000	Scudder RREEF Real Estate Fund II, Inc.	114,450

	Total Investment Companies
	(Cost $266,359)	321,150

	Total Long-Term Investments — 151.7%
	(Cost $346,814,590)	362,521,562

	Short-Term Investments — 1.3%
	California Statewide Community Development Authority Eskaton Properties, Inc., ACA Insured, A, NR (b) (c)
2,900,000	3.990%, 5/15/2029	2,900,000
250,000	4.000%, 5/15/2029	250,000

	Total Short-Term Investments
	(Cost $3,150,000)	3,150,000

	Total Investments — 153.0%
	(Cost $349,964,590)	365,671,562
	Liabilities in excess of other assets - (2.8%)	(6,689,314)
	Preferred Shares, at Liquidation Value - (-50.2% of Net Assets
	Applicable to Common Shares or -32.8% of Total Investments)	(120,000,000)

	Net Assets Applicable to Common Shares - 100.0%	$238,982,248

ACA	ACA Financial Guaranty Corporation.
ADR	American Depositary Receipt.
AMBAC	American Municipal Bond Assurance Corporation.
LLC	Limited Liability Corporation.
LP	Limited Partnership.
MBIA	MBIA Insurance Corporation.
PLC	Public Limited Company.
RADIAN	Radian Asset Assurance, Inc.

(a)	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, these securities amounted to $508,750 or 0.2% of Net Assets Applicable to Common Shares.
(b)	Variable rate security. The rate shown is as of September 30, 2005.
(c)	Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short term security. The rate shown is as of September 30, 2005.

Ratings shown are per Standard & Poor’s and Moody’s. Securities classified as NR are not rated.

All percentages shown in the Portfolio of Investments are based on Net Assets Applicable to Common Shares unless otherwise noted.

See previously submitted notes to financial statements for the period ended June 30, 2005.

Country Allocation*

United States	90.1%
United Kingdom	4.1%
Puerto Rico	1.6%
France	0.9%
Canada	0.8%
Switzerland	0.7%
Netherlands	0.6%
Australia	0.5%
Sweden	0.4%
Marshall Island	0.3%

*	Based on Total Investments. Subject to change daily.

Interest Rate Swap Agreements

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate*	Unrealized Depreciation
JP Morgan Chase & Co.	1/1/2016	$20,000,000	3.82%	BMA	$(134,483)
Morgan Stanley	2/10/2016	20,000,000	3.83%	BMA	(135,090)

					$(269,573)

*	BMA - Bond Market Association Municipal Swap Index.

For each swap noted, the Fund pays a fixed rate and receives a floating rate.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There was no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that may have materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below: Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TS&W/Claymore Tax-Advantaged Balanced Fund

By:	/s/ Nicholas Dalmaso
Nicholas Dalmaso
Chief Legal and Executive Officer

Date:	November 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Nicholas Dalmaso
Nicholas Dalmaso
Chief Legal and Executive Officer

Date:	November 23, 2005

By:	/s/ Steven M. Hill
Steven M. Hill
Treasurer and Chief Financial Officer

Date:	November 23, 2005